Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	As of December 31,
	2020	2021
At cost:
Buildings	94,004	94,219
Leasehold improvement	35,597	40,802
Furniture and office equipment	8,872	16,452
Electronic equipment	23,547	30,122
Vehicles	4,116	4,867
Construction in progress	3,211	3,211
	169,347	189,673
Less: accumulated depreciation	(42,343)	(49,003)
Property and equipment, net	127,004	140,670

Schedule of depreciation of property and equipment
	Years Ended December 31,
	2019	2020	2021
Cost of revenues	7,116	7,936	9,602
General and administrative expenses	2,441	3,335	4,265
Total	9,557	11,271	13,867